Risks arising from financial instruments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Risks arising from financial instruments
27. Risks arising from financial instruments
A)   FINANCIAL ASSETS AND LIABILITIES
Set out below is an overview of financial assets and liabilities held by the company as at the dates indicated:

	31 December 2023				31 December 2022¹

Million US dollar	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total

Cash and cash equivalents	10 332	-	-	10 332	9 973	-	-	9 973
Trade and other receivables	5 517	-	-	5 517	4 973	-	-	4 973
Investment securities	27	67	151	245	25	97	149	272
Foreign exchange derivatives	-	48	315	363	-	41	186	227
Commodities	-	-	131	131	-	-	101	101
Cross currency interest rate swaps	-	-	52	52	-	-	63	63
Interest rate swaps	-	3	-	3	-	-	-	-
Financial assets	15 876	118	649	16 642	14 971	139	498	15 608
Non-current	473	-	195	668	522	15	193	730
Current	15 403	118	454	15 975	14 450	124	305	14 878
.
Trade and other payables	21 284	741	-	22 026	21 983	762	-	22 746
Non-current interest-bearing loans and borrowings	73 592	571	-	74 163	78 880	-	-	78 880
Current interest-bearing loans and borrowings	3 987	-	-	3 987	1 029	-	-	1 029
Bank overdrafts	17	-	-	17	83	-	-	83
Equity swaps	-	4 718	-	4 718	-	4 763	-	4 763
Foreign exchange derivatives	-	18	414	432	-	20	245	265
Cross currency interest rate swaps	-	-	164	164	-	16	171	187
Commodities	-	-	145	145	-	-	271	271
Interest rate swaps	-	10	-	10	-	3	2	5
Financial liabilities	98 880	6 058	723	105 662	101 975	5 565	689	108 229
Non-current	73 920	876	151	74 947	79 108	473	168	79 749
Current	24 961	5 182	573	30 715	22 867	5 092	521	28 480

1
Amended to conform to 2023 pre
sentati
on.

B)   DERIVATIVES
AB InBev’s activities
expose
it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest risk, commodity risk and equity risk), credit risk and liquidity risk. The company analyses each of these risks individually as well as on a combined basis and defines strategies to manage the economic impact on the company’s performance in line with its financial risk management policy.
AB InBev primarily uses the following derivative instruments: foreign exchange forwards, currency futures, interest rate swaps, cross currency interest rate swaps (“CCIRS”), commodity swaps, commodity futures and equity swaps.
The table below provides an overview of the notional amounts of derivatives outstanding as at the dates indicated by maturity bucket.

	31 December 2023					31 December 2022

Million US dollar	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years

Foreign currency
Foreign exchange forwards	13 440	105	300	-	-	11 445	479	-	-	-
Foreign currency futures	245	-	-	-	-	503	-	-	-	-

Interest rate
Interest rate swaps	580	-	-	-	-	1 000	-	-	-	-
Cross currency interest rate swaps	1 217	1 863	510	4 353	717	900	1 923	1 834	2 608	560

Commodities
Aluminum swaps	1 780	-	-	-	-	2 161	4	-	-	-
Other commodity derivatives	913	25	-	-	-	1 160	22	-	-	-

Equity
Equity derivatives	11 189	-	-	-	-	10 800	-	-	-	-

C)   FOREIGN CURRENCY RISK
AB InBev is subject to foreign currency risk when contracts are denominated in
a currency other than the functional currency of the entity. This includes borrowings, investments, (forecasted) sales, (forecasted) purchases, royalties, dividends, licenses, management fees and interest expense/income. To manage foreign currency risk, the company uses mainly foreign exchange forwards, currency futures and cross currency interest rate swaps.
Foreign exchange risk on operating activities
AB InBev’s policy is to hedge operating transactions which are reasonably expected to occur (e.g., cost of sales and selling, general & administrative expenses) within the forecast period determined in the financial risk management policy. Operating transactions that are considered certain to occur are hedged without any time limits. Non-operating transactions (such as acquisitions and disposals of subsidiaries)
are
hedged
as
soon as they are highly probable.
The table below shows the company’s main net foreign currency positions for firm commitments and forecasted transactions fo
r
 the most important currency pairs. The open positions are the result of the application of AB InBev’s risk management policy. Positive amounts indicate that the company is long (net future cash inflows) in the first currency of the currency pair while negative amounts indicate that the company is short (net future cash outflows) in the first currency of the currency pair. The second currency of the currency pairs listed is the functional currency of the related subsidiary.

	31 December 2023			31 December 2022¹

Million US dollar	Total exposure	Total hedges	Open position	Total exposure	Total hedges	Open position

Euro/Colombian peso	(138)	65	(73)	(66)	41	(25)
Euro/Mexican peso	(99)	95	(4)	(108)	100	(8)
Euro/Pound sterling	(71)	65	(6)	(136)	112	(24)
Euro/South African rand	(99)	86	(13)	(67)	31	(36)
Mexican peso/Euro	(219)	180	(39)	(269)	268	(1)
Mexican peso/US dollar	(100)	71	(29)	(68)	50	(18)
US dollar/Argentinean peso	(437)	-	(437)	(702)	206	(496)
US dollar/Brazilian real	(1 832)	1 833	1	(1 955)	1 789	(166)
US dollar/Canadian dollar	(310)	291	(19)	(310)	249	(61)
US dollar/Chilean peso	(164)	129	(35)	(135)	129	(6)
US dollar/Chinese yuan	(87)	83	(4)	(125)	113	(12)
US dollar/Colombian peso	(546)	542	(4)	(615)	559	(56)
US dollar/Dominican peso	(108)	26	(82)	(121)	-	(121)
US dollar/Euro	(90)	100	10	(134)	111	(23)
US dollar/Mexican peso	(1 229)	1 282	53	(1 442)	1 436	(6)
US dollar/Paraguayan guarani	(157)	152	(5)	(144)	135	(9)
US dollar/Peruvian nuevo sol	(217)	209	(8)	(264)	276	12
US dollar/South African rand	(224)	189	(35)	(196)	121	(75)
US dollar/South Korean won	(146)	135	(11)	(121)	110	(11)
Others	(394)	254	(140)	(305)	240	(65)
Further analysis on the impact of open currency exposures is performed in the currency sensitivity analysis below.
Hedges of firm commitments and highly probable forecasted transactions denominated in foreign currency are designated as cash flow hedges.
Foreign exchange risk on foreign currency denominated debt
AB InBev’s policy is to have the debt in the subsidiaries as much as possible linked to the functional currency of the subsidiary. To the extent this is not the case, foreign exchange risk is managed using derivatives unless the cost to hedge outweighs the benefits. Interest rate decisions and currency mix of debt and cash are decided on a global basis and take into consideration a holistic risk management approach.
A description of the foreign currency risk hedging of debt instruments issued in a currency other than the functional currency of the subsidiary is further detailed in the
Interest Rate Risk
section below.

1
Amended to conform to 2023 presentation.

Currency sensitivity analysis
Currency transactional risk
Most of AB InBev’s non-derivative financial instruments are either denominated in the functional currency of the subsidiary or are converted into the functional currency through the use of derivatives. Where illiquidity in the local market prevents hedging at a reasonable cost, the company can have open positions. The transactional foreign currency risk mainly arises from open positions in
Argentinean
peso, Canadian dollar, Chilean peso, Dominican peso and South African rand against the US dollar.
The company uses a sensitivity analysis to estimate the impact in its consolidated income statement and other comprehensive income of a strengthening or a weakening of the US dollar against the other group currencies. In case the open positions remain unchanged and with all other variables held constant, a 10% strengthening or weakening of the US dollar against other currencies could lead to an estimated decrease/increase on the consolidated profit before tax of approximately 98m US dollar over the next 12 months (31 December 2022: 144m US dollar; 31 December 2021: 99m US dollar). Applying a similar sensitivity on the total derivatives positions could lead to a negative/positive pre-tax impact on equity reserves of 504m US dollar (31 December 2022: 537m US dollar). The results of the sensitivity analysis should not be considered as projections of likely future events, as the gains or losses from exchange rates in the future may differ due to developments in the global financial markets.
Foreign exchange risk on net investments in foreign operations
AB InBev mitigates exposures of its investments in foreign operations using both derivative and non-derivative financial instruments as hedging instruments.
As of 31 December 2023, designated derivative financial instruments in net investment hedges applied on the company’s debt amount to 7 908m US dollar equivalent (31 December 2022: 8 482m US dollar). These instruments hedge foreign operations with Canadian dollar, Chinese yuan, Mexican peso and South Korean won functional currencies.
Net foreign exchange results
Foreign exchange results recognized on hedged and unhedged exposures are as follows:

Million US dollar	2023	2022	2021
Hedged (economic hedges)	70	297	717
Not hedged	(423)	(660)	(801)
	(353)	(363)	(84)
D) INTEREST RATE RISK
The company applies a dynamic interest rate hedging approach whereby the target mix between fixed and floating rate debt is reviewed periodically. The purpose of AB InBev’s policy is to achieve an optimal balance between the cost of funding and the volatility of financial results, while taking into account market conditions as well as AB InBev’s overall business strategy.
Fair value hedges
US dollar fixed rate bond hedges (interest rate risk on borrowings in US dollar)
The company manages and reduces the impact of changes in the US dollar interest rates on the fair value of certain fixed rate bonds with an aggregate principal amount of 0.6 billion US dollar through fixed/floating interest rate swaps. These derivative instruments have been designated in fair value hedge accounting relationships.
Cash flow hedges
Pound sterling bond hedges (foreign currency risk and interest rate risk on borrowings in pound sterling)
In September 2013, the company issued a pound sterling bond for 500m pound sterling at a rate of 4.00% per year and maturing in September 2025. In May 2017, the company issued a pound sterling bond for 700m pound sterling at a rate of 2.25% per year and maturing in May 2029, and issued a pound sterling bond for 900m pound sterling at a rate of 2.85% per year and maturing in May 2037. These bonds have a principal outstanding as of 31 December 2023 of 500m, 337m and 248m pound sterling, respectively.
The impact of changes in the pound sterling exchange rate and interest rate on these bonds is managed and reduced through pound sterling fixed/euro fixed cross currency interest rate swaps. These derivative instruments have been designated in cash flow hedge relationships.

US dollar bank loan hedges (foreign currency risk on borrowings against the Nigerian naira)
The company has a floating rate loan denominated in US dollar for a total of 389m in Nigeria. This loan is held by an entity with functional currency in Nigerian Naira. In order to hedge against fluctuations in foreign exchange rates, the company entered into foreign exchange futures which have been designated in a cash flow hedge relationship.
Economic Hedges
Marketable debt security hedges (interest rate risk on Brazilian real)
During 2023, 2022 and 2021, Ambev invested in highly liquid Brazilian real denominated government debt securities.
Interest rate sensitivity analysis
The table below reflects the effective interest rates of interest-bearing financial liabilities at the reporting date as well as the currency in which the debt is denominated.

31 December 2023 Interest-bearing financial liabilities Million US dollar	Before hedging		After hedging
	Effective interest rate	Amount	Effective interest rate	Amount

Floating rate
Euro	4.27%	1 086	4.27%	1 086
US dollar	6.00%	505	6.35%	789
Other	10.47%	299	11.66%	595
		1 889		2 469
Fixed rate
Canadian dollar	4.54%	625	4.37%	2 988
Chinese yuan	2.91%	57	2.49%	2 437
Euro	2.26%	21 233	2.46%	22 072
Pound sterling	5.38%	2 122	8.24%	827
South Korean won	5.49%	49	1.85%	2 209
US dollar	5.02%	50 368	5.20%	43 344
Other	8.85%	1 825	10.00%	1 820
		76 277		75 697

31 December 2022 Interest-bearing financial liabilities Million US dollar	Before hedging		After hedging
	Effective interest rate	Amount	Effective interest rate	Amount

Floating rate
Canadian dollar	-	-	4.34%	1 455
Euro	1.68%	1 048	1.68%	1 048
Pound sterling	-	-	3.70%	1 078
South Korean won	-	1	3.08%	311
US dollar	5.05%	430	-	-
Other	13.39%	252	11.17%	666
		1 730		4 557
Fixed rate
Canadian dollar	4.50%	613	4.37%	3 741
Chinese yuan	2.44%	50	2.50%	1 230
Euro	2.27%	20 391	2.31%	21 242
Pound sterling	5.13%	2 208	5.55%	1 607
South Korean won	2.96%	46	0.94%	1 896
US dollar	4.99%	53 478	5.27%	44 547
Other	10.53%	1 476	12.19%	1 172
		78 261		75 434
As at 31 December 2023, the total carrying amount of the floating and fixed rate interest-bearing financial liabilities before hedging as listed above includes bank overdrafts of 17m US dollar (31 December 2022: 83m US dollar). As disclosed in the above table, 2 469m US dollar or 3.2% of the company’s interest-bearing financial liabilities bears interest at a variable rate.
The sensitivity analysis has been prepared based on the exposure to interest rates for the floating rate debt after hedging, assuming the amount of liability outstanding at reporting date was outstanding for the whole year. The company estimates that an increase or decrease of
100
basis points represents a reasonably possible change in applicable interest rates. Accordingly, if interest rates had been higher/lower by 100 basis points, with all other variables held constant, the interest expense would have been 26m US dollar higher/lower (31 December 2022: 46m US dollar; 31 December 2021: 20m US dollar). This impact would have been more than offset by 96m US dollar higher/lower interest income on interest-bearing financial assets (31 December 2022: 93m US dollar; 31 December 2021: 81m US dollar). Additionally, the pre-tax impact on equity reserves from the market value of hedging instruments would not have been significant.
Interest expense
Interest expense recognized on unhedged and hedged financial liabilities are as follows:

Million US dollar	2023	2022	2021
Financial liabilities measured at amortized cost – not hedged	(3 722)	(3 641)	(3 836)
Fair value hedges	(22)	(20)	(6)
Cash flow hedges	28	24	17
Net investment hedges - hedging instruments (interest component)	10	(1)	-
Economic hedges	-	42	141
	(3 705)	(3 597)	(3 684)
E)   COMMODITY PRICE RISK
The commodity markets have experienced and are expected to continue to experience price fluctuations. AB InBev therefore uses both fixed price purchasing contracts and commodity derivatives to manage the exposure to price volatility. The most significant commodity exposures are included in the table below (expressed in outstanding notional amounts):

Million US dollar	31 December 2023	31 December 2022

Aluminum	1 780	2 165
Energy	249	417
Corn	289	321
Wheat	163	127
Plastic	95	122
Rice	51	100
Sugar	91	95
	2 719	3 348
Commodity price sensitivity analysis
The impact of changes in prices of commodities that are being financially hedged would not have had a material impact on AB InBev’s profit in 2023 as they are hedged using derivative contracts which are designated in hedge accounting in accordance with IFRS 9 rules.
The tables below show the estimated impact that changes in the price of the commodities, for which AB InBev held material derivative exposures would have on the equity reserves.

	2023			2022

		Pre-tax impact on equity			Pre-tax impact on equity

Million US dollar	Volatility of prices in %¹	Prices increase	Prices decrease	Volatility of prices in %¹	Prices increase	Prices decrease

Aluminum	19%	337	(337)	31%	665	(665)
Energy	52%	130	(130)	49%	206	(206)
Corn	27%	78	(78)	22%	72	(72)
Wheat	35%	56	(56)	52%	66	(66)
Plastic	15%	14	(14)	32%	25	(25)
Rice	26%	13	(13)	19%	19	(19)
Sugar	29%	26	(26)	22%	21	(21)
F)   EQUITY PRICE RISK
AB InBev enters into equity swap derivatives to hedge the price risk on its shares in connection with its share-based payments programs, as disclosed in Note 24
Share-based Payments.
AB InBev also hedges its exposure arising from shares issued in connection with the Modelo and SAB combinations (see also Note 11
Finance cost and income
). These derivatives do not qualify for hedge accounting and the changes in fair value are recorded in the profit or loss.
As at 31 December 2023, an exposure for an equivalent of 100.5m of AB InBev shares was hedged, resulting in a total loss of (325)m US dollar recognized in the profit or loss account for the period in exceptional finance income/(cost). As at 31 December 2023, liabilities for equity swap derivatives amounted to 4.7 billion US dollar (31 December 2022: 4.8 billion US dollar).

1
Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2023 and 31 December 2022.

Equity price sensitivity analysis
The sensitivity analysis on the equity swap derivatives, calculated based on a 18% (2022: 28%; 2021: 27%) reasonably possible volatility of the AB InBev share price, with all the other variables held constant, would show 1 181m US dollar positive/negative impact on the 2023 profit before tax (31 December 2022: 1 660m US dollar; 31 December 2021: 1 604m US dollar).
G)   CREDIT RISK
Credit risk encompasses all forms of counterparty exposure, i.e., where counterparties may default on their obligations to AB InBev in relation to lending, hedging, settlement and other financial activities. The company has a credit policy in place and the exposure to counterparty credit risk is monitored.
AB InBev mitigates its exposure through a variety of mechanisms. It has established minimum counterparty credit ratings and enters into transactions only with financial institutions of investment grade rating. The company monitors counterparty credit exposures closely and reviews any external downgrade in credit rating immediately. To mitigate pre-settlement risk, counterparty minimum credit standards become more stringent with increases in the duration of the derivatives. To minimize the concentration of counterparty credit risk, the company enters into derivative transactions with different financial institutions.
The company also has master netting agreements with all of the financial institutions that are counterparties to over the counter (OTC) derivatives. These agreements allow for the net settlement of assets and liabilities arising from different transactions with the same counterparty. Based on these factors, AB InBev considers the impact of the risk of counterparty default as at 31 December 2023 to be limited.
Exposure to credit risk
The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized. The maximum exposure to credit risk at the reporting date was:

	31 December 2023			31 December 2022

Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount

Cash and cash equivalents	10 332	-	10 332	9 973	-	9 973
Trade receivables	4 734	(387)	4 347	3 980	(343)	3 637
Other receivables	1 483	(74)	1 409	1 545	(68)	1 477
Derivatives	549	-	549	391	-	391
Cash deposits for guarantees	164	-	164	189	-	189
Investment in unquoted companies	151	-	151	155	(5)	149
Loans to customers	72	-	72	81	-	81
Investment in debt securities	94	-	94	123	-	123
	17 578	(462)	17 116	16 434	(416)	16 019
There was no significant concentration of credit risks with any single counterparty as of 31 December 2023 and no single customer represented more than 10% of the total revenue of the group in 2023.

Impairment losses
The allowance for impairment recognized during the period on financial assets was as follows:

	31 December 2023	31 December 2022	31 December 2021
Balance at end of previous year	(416)	(402)	(376)
Impairment losses	(54)	(38)	(37)
Derecognition	26	24	30
Currency translation and other	(18)	1	(19)
Balance at end of period	(462)	(416)	(402)
H)  LIQUIDITY RISK
Historically, AB InBev’s primary sources of cash flow have been cash flows from operating activities, the issuance of debt, bank borrowings and equity securities. AB InBev’s material cash requirements have included the following:

●	Debt servicing;

●	Capital expenditures;

●	Investments in companies;

●	Increases in ownership of AB InBev’s subsidiaries or companies in which it holds equity investments;

●	Share buyback programs; and

●	Payments of dividends and interest on shareholders’ equity.

The company believes that cash flows from operating activities, available cash and cash equivalents as well as short term investments, along with related derivatives and access to borrowing facilities, will be sufficient to fund capital expenditures, financial instrument liabilities and dividend payments going forward. It is the intention of the company to continue to reduce its financial indebtedness through a combination of strong operating cash flow generation and continued refinancing.
The following are the nominal contractual maturities of non-derivative financial liabilities including interest payments and derivative liabilities:

	31 December 2023

Million US dollar	Carrying amount¹	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Unsecured bond issues	(74 410)	(125 728)	(5 689)	(3 699)	(6 352)	(16 731)	(93 258)
Trade and other payables	(26 719)	(27 020)	(26 026)	(233)	(156)	(240)	(365)
Lease liabilities	(2 829)	(3 228)	(823)	(596)	(472)	(599)	(738)
Secured bank loans	(415)	(426)	(395)	(5)	(5)	(10)	(10)
Unsecured bank loans	(182)	(182)	(182)	-	-	-	-
Unsecured other loans	(314)	(364)	(200)	(109)	(28)	(16)	(11)
Bank overdraft	(17)	(17)	(17)	-	-	-	-
	(104 886)	(156 965)	(33 331)	(4 642)	(7 013)	(17 597)	(94 383)

Derivative financial liabilities
Equity derivatives	(4 718)	(4 718)	(4 718)	-	-	-	-
Foreign exchange derivatives	(432)	(432)	(428)	-	(4)	-	-
Cross currency interest rate swaps	(174)	(174)	(24)	(34)	(13)	(103)	-
Commodity derivatives	(145)	(145)	(145)	-	-	-	-
	(5 469)	(5 469)	(5 316)	(34)	(16)	(103)	-

Of which: related to cash flow hedges	(542)	(542)	(494)	(34)	-	(14)	-

	31 December 2022

Million US dollar	Carrying amount¹	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Unsecured bond issues	(76 798)	(133 670)	(3 273)	(5 683)	(3 783)	(15 482)	(105 450)
Trade and other payables	(27 208)	(27 453)	(26 376)	(170)	(349)	(260)	(297)
Lease liabilities	(2 492)	(2 840)	(618)	(566)	(414)	(531)	(712)
Secured bank loans	(393)	(405)	(371)	(5)	(5)	(10)	(14)
Unsecured bank loans	(100)	(100)	(100)	-	-	-	-
Unsecured other loans	(125)	(193)	(34)	(78)	(28)	(31)	(23)
Bank overdraft	(83)	(83)	(83)	-	-	-	-
	(107 199)	(164 745)	(30 856)	(6 501)	(4 579)	(16 313)	(106 496)

Derivative financial liabilities
Equity derivatives	(4 763)	(4 763)	(4 763)	-	-	-	-
Foreign exchange derivatives	(265)	(265)	(265)	-	-	-	-
Cross currency interest rate swaps	(192)	(191)	(9)	(43)	(47)	(62)	(30)
Commodity derivatives	(271)	(251)	(249)	(2)	-	-	-
	(5 492)	(5 471)	(5 287)	(45)	(47)	(62)	(30)

Of which: related to cash flow hedges	(551)	(530)	(469)	-	(43)	(17)	-

1
“Carrying amount” refers to the net book value as recognized in the statement of financial position at each reporting date.

I)  CAPITAL MANAGEMENT
AB InBev continuously optimizes its capital structure to maximize shareholder value while keeping the financial flexibility to execute strategic projects. AB InBev’s capital structure policy and framework aim to optimize shareholder value through cash flow distribution to the company from its subsidiaries, while maintaining an investment-grade rating and minimizing investments with returns below AB InBev’s weighted average cost of capital. Besides the statutory minimum equity funding requirements that apply to the company’s subsidiaries in the different countries, AB InBev is not subject to any externally imposed capital requirements. Management uses the same debt/equity classifications as applied in the company’s IFRS reporting to analyze the capital structure.
J)  FAIR VALUE
The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the statement of financial position:

	Assets		Liabilities		Net

	31 December	31 December	31 December	31 December	31 December	31 December

Million US dollar	2023	2022¹	2023	2022¹	2023	2022¹

Foreign currency
Foreign exchange derivatives	363	227	(432)	(265)	(70)	(38)

Interest rate
Interest rate swaps	3	-	(10)	(5)	(7)	(5)
Cross currency interest rate swaps	52	63	(164)	(187)	(112)	(124)

Commodities
Aluminum derivatives	72	52	(57)	(174)	15	(122)
Energy derivatives	30	12	(29)	(28)	1	(16)
Other commodity derivatives	29	36	(58)	(69)	(30)	(32)

Equity
Equity derivatives	-	-	(4 718)	(4 763)	(4 718)	(4 763)
	549	391	(5 469)	(5 492)	(4 920)	(5 101)
Of which:
Non-current	44	60	(151)	(184)	(107)	(124)
Current	505	331	(5 318)	(5 308)	(4 813)	(4 977)
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized in the statement of financial position. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, lease liabilities and derivative financial instruments have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value.

Interest-bearing financial liabilities	31 December 2023		31 December 2022

Million US dollar	Carrying amount²	Fair value	Carrying amount²	Fair value

Fixed rate
US dollar	(49 917)	(52 268)	(52 993)	(52 158)
Euro	(20 379)	(19 796)	(19 655)	(17 926)
Pound sterling	(2 069)	(2 012)	(2 148)	(2 039)
Canadian dollar	(526)	(505)	(515)	(437)
Other	(558)	(554)	(458)	(448)
	(73 449)	(75 135)	(75 769)	(73 008)

1	Amended to conform to 2023 presentation.
2	“Carrying amount” refers to the net book value as recognized in the statement of financial position at each reporting date.

The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 31 December 2023 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3

Financial Assets
Held for trading (non-derivatives)	-	9	-
Derivatives at fair value through profit and loss	-	51	-
Derivatives in a cash flow hedge relationship	28	381	-
Derivatives in a net investment hedge relationship	-	89	-
	28	530	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	741
Derivatives at fair value through profit and loss	-	4 736	-
Derivatives in a cash flow hedge relationship	18	524	-
Derivatives in a fair value hedge relationship	-	10	-
Derivatives in a net investment hedge relationship	-	181	-
	18	5 451	741

Fair value hierarchy 31 December 2022 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3

Financial Assets
Held for trading (non-derivatives)	-	9	-
Derivatives at fair value through profit and loss	-	41	-
Derivatives in a cash flow hedge relationship	36	219	-
Derivatives in a net investment hedge relationship	-	94	-
	36	364	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	762
Derivatives at fair value through profit and loss	-	4 799	-
Derivatives in a cash flow hedge relationship	26	525	-
Derivatives in a fair value hedge relationship	-	4	-
Derivatives in a net investment hedge relationship	-	138	-
	26	5 466	762
There were no significant changes in the measurement and valuation techniques, or significant transfers between the levels of the financial assets and liabilities during the period. Movements in 2023 and 2022 in the fair value “level 3” category of financial liabilities, measured on a recurring basis, are mainly related to the settlement and remeasurement of deferred consideration from
prior years acquisitions.
Non-derivative financial liabilities
As part of the 2012 shareholders agreement between Ambev and ELJ, following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a forward-purchase contract (combination of a put option and purchased call option) was put in place which may result in Ambev acquiring additional shares in CND. In July 2020, Ambev and ELJ amended the Shareholders’ Agreement to extend their partnership and change the terms and the exercise date of the call and put options. ELJ currently holds 15% of CND and the put option is exercisable in 2024 and 2026. As at 31 December 2023, the put option on the remaining shares held by ELJ was valued at 577m US dollar (31 December 2022: 585m US dollar) and recognized as a deferred consideration on acquisitions at fair value in the “level 3” category above.
On 31 January 2024, ELJ exercised its put option to sell to Ambev approximately 12% of the shares of CND for a net consideration
of 0.3 billion US dollar. The closing of the transaction resulted in Ambev’s participation in CND increasing from 85% to 97%.

K)  HEDGING RESERVES
The company’s hedging reserves disclosed in Note 21 C
hanges in equity and earnings per share
relate to the following instruments:

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves

As per 1 January 2023	491	(476)	131	145
Change in fair value of hedging instrument recognized in OCI	(237)	(197)	-	(434)
Reclassified to profit or loss / cost of inventory	102	368	-	470
As per 31 December 2023	356	(304)	131	181

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves

As per 1 January 2022	679	(306)	111	481
Change in fair value of hedging instrument recognized in OCI	143	39	-	183
Reclassified to profit or loss / cost of inventory	(331)	(208)	22	(518)
As per 31 December 2022	491	(476)	131	145
L)  OFFSETTING FINANCIAL ASSETS AND LIABILITIES
The following financial assets and liabilities are subject
to
offsetting, enforceable
master
netting agreements
and
similar agreements:

	31 December 2023

Million US dollar	Gross amount	Net amount recognized in the statement of financial position¹	Other offsetting agreements²	Total net amount

Derivative assets	549	549	(538)	11
Derivative liabilities	(5 469)	(5 469)	538	(4 931)

	31 December 2022

Million US dollar	Gross amount	Net amount recognized in the statement of financial position¹	Other offsetting agreements²	Total net amount

Derivative assets	391	391	(381)	10
Derivative liabilities	(5 492)	(5 492)	381	(5 111)

1	Net amount recognized in the statement of financial position after taking into account offsetting agreements that meet the offsetting criteria as per IFRS rules.
2	Other offsetting agreements include collateral and other guarantee instruments, as well as offsetting agreements that do not meet the offsetting criteria as per IFRS rules.